Financial instruments - Price Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ 585,200
Unrealized gain (loss)		$ (100)
Realized loss	$ (2,600)	(1,800)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable (as a percent)	10.00%
Impact of change on pre-tax net income	$ 6,100
Commodity price risk | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value	$ (100)	$ (600)
Commodity price risk | Gold | Commodity Contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity (tonnes) | oz	2,500
Foreign exchange currency risk | Foreign exchange collar contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gain (loss)	$ 200